Derecognition And Offset Of Financial Instruments - Financial Liabilities Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 58,315,472	₩ 59,357,095
Gross amounts of recognized financial liabilities set off	39,209,452	42,275,583
Net amounts of consolidate financial liabilities presented	19,106,020	17,081,512
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	14,860,198	12,906,719
Cash collateral pledged and others	145,268	114,716
Net amounts	4,100,554	4,060,077
Derivative liabilities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	7,652,440	3,708,263
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	₩ 7,652,440	₩ 3,708,263
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Equity-linked securities in short position
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Payable spot exchange
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 4,508,615	₩ 5,916,800
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	₩ 4,508,615	₩ 5,916,800
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Derivative liabilities and Payable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	₩ 10,043,092	₩ 8,755,492
Cash collateral pledged and others	145,268	114,716
Net amounts	1,972,695	754,855
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	2,313,044	749,976
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	2,313,044	749,976
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	2,313,044	749,976
Cash collateral pledged and others	0	0
Net amounts	₩ 0	₩ 0
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets.	The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets.
Domestic exchanges settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 43,841,373	₩ 48,982,056
Gross amounts of recognized financial liabilities set off	39,209,452	42,275,583
Net amounts of consolidate financial liabilities presented	4,631,921	6,706,473
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	2,504,062	3,401,251
Cash collateral pledged and others	0	0
Net amounts	₩ 2,127,859	₩ 3,305,222
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables has been offset with a part of unpaid domestic exchange payables, and they have been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group’s statements of financial position, respectively.	The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables has been offset with a part of unpaid domestic exchange payables, and they have been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group’s statements of financial position, respectively.